FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
a)Derivatives and hedging activities
The partnership and its operating entities use derivative and non-derivative instruments to manage financial risks, including interest rate, commodity, equity price and foreign exchange risks. The use of derivative contracts is governed by documented risk management policies and approved limits. The partnership does not use derivatives for speculative purposes. The partnership and its operating entities use the following derivative instruments to manage these risks:
•foreign currency forward contracts to hedge exposures to Canadian Dollar, Australian Dollar, British Pound, Euro, Chinese Yuan, Brazilian Real, Indian Rupee, South Korean Won, Japanese Yen, New Zealand Dollar, and Singaporean Dollar denominated net investments in foreign subsidiaries and foreign currency denominated financial assets;
•interest rate swaps to manage interest rate risk associated with planned refinancings and existing variable rate debt;
•interest rate caps to hedge interest rate risk on certain variable rate debt; and
•cross-currency swaps to manage interest rate and foreign currency exchange rates on existing variable rate debt.

There have been no material changes to the partnership’s financial risk exposure or risk management activities since December 31, 2024. Please refer to Note 30, Financial Instruments in the December 31, 2024 annual report on Form 20-F for a detailed description of the partnership’s financial risk exposure and risk management activities.

Interest Rate Hedging
The following table provides the partnership’s outstanding derivatives that are designated as cash flow hedges of variability in interest rates associated with forecasted fixed rate financings and existing variable rate debt as of June 30, 2025 and December 31, 2024:

(US$ Millions)	Hedging item	Notional	Rates	Maturity dates	Fair value
Jun. 30, 2025	Interest rate caps of US$ SOFR debt	$4,571	1.0% - 6.8%	Aug. 2025 - May 2027	$10
	Interest rate swaps of US$ SOFR debt	5,702	3.3% - 3.9%	Aug. 2026 - Mar. 2030	6
	Interest rate caps of £ SONIA debt	1,788	2.0% - 5.0%	Jul. 2025 - Jan. 2028	2
	Interest rate swaps of £ SONIA debt	913	4.7% - 4.8%	Jul. 2025 - Apr. 2026	—
	Interest rate caps of € EURIBOR debt	110	4.0%	Oct. 2025	—
	Interest rate swaps of AUD BBSW/BBSY debt	829	3.0% - 4.5%	Dec. 2025 - Nov. 2028	(7)
	Other interest rate derivatives	312	4.5%	Aug. 2025	—
Dec. 31, 2024	Interest rate caps of US$ SOFR debt	$4,859	1.0% - 6.0%	Jan. 2025 - Jan. 2027	$19
	Interest rate swaps of US$ SOFR debt	4,016	3.7% - 5.2%	Feb. 2025 - Aug. 2026	13
	Interest rate caps of £ SONIA debt	1,438	1.0% - 5.0%	Mar. 2025 - Jul. 2025	8
	Interest rate swaps of £ SONIA debt	832	4.7% - 4.8%	Jan. 2025 - Apr. 2026	(1)
	Interest rate caps of € EURIBOR debt	97	4.0%	Oct. 2025	—
	Interest rate swaps of AUD BBSW/BBSY debt	718	3.0% - 4.5%	Mar. 2025 - Dec. 2027	(1)
	Other interest rate derivatives	274	4.5%	Aug. 2025	—
For the three and six months ended June 30, 2025, the amount of hedge ineffectiveness recorded in earnings in connection with the partnership’s interest rate hedging activities was nil (2024 - nil).

Foreign Currency Hedging
The following table provides the partnership’s outstanding derivatives that are designated as net investments of foreign subsidiaries or foreign currency cash flow hedges as of June 30, 2025 and December 31, 2024:

(US$ Millions)	Hedging item		Notional	Rates	Maturity dates	Fair value
Jun. 30, 2025	Net investment hedges		€466	€0.83/$ - €0.97/$	Aug. 2025 - Sep. 2028	$(53)
	Net investment hedges		£992	£0.75/$ - £0.93/$	Jul. 2025 - Sep. 2027	(278)
	Net investment hedges	A$	138	A$1.48/$ - A$1.59/$	Jul. 2025 - Jun. 2029	(1)
	Net investment hedges	R$	794	R$5.34/$ - R$7.94/$	Jul. 2025 - Nov. 2027	(22)
	Net investment hedges	₩	745,691	₩1,340.40/$ - ₩$1,417.05/$	Jul. 2025 - Nov. 2027	(22)
	Net investment hedges	Rs	57,321	Rs85.63/$ - Rs94.12/$	Jul. 2025 - Mar. 2028	(12)
	Net investment hedges		£258	£0.86/€	Sep. 2026	(3)
	Net investment hedges	C$	271	C$1.31/$ - C$1.41/$	Jul. 2025 - May. 2030	(5)
	Net investment hedges	AED	41	AED3.68/$	Jun. 2027	—
	Net investment hedges	CNH	2,797	CNH6.49/$ - CNH7.19/$	Jul. 2025 - Sep. 2027	(7)
	Net investment hedges	SEK	362	SEK9.71/$	Mar. 2028	(3)
	Net investment hedges		¥21,068	¥125.28/$ - ¥137.40/$	Jun. 2027	(1)
	Net investment hedges	NZ$	30	NZ$1.69/$	Mar. 2029	(1)
	Net investment hedges	S$	54	S$1.28/$	Nov. 2025	(1)
	Net investment hedges	SEK	121	SEK11.17/€	Mar. 2028	—
	Cross currency swaps of C$ LIBOR debt	C$	1,900	C$1.25/$ - C$1.34/$	Aug. 2025 - Feb. 2028	(44)
Dec. 31, 2024	Net investment hedges		€680	€0.87/$ - €0.97/$	Feb. 2025 - Sep. 2028	$14
	Net investment hedges		£2,120	£0.75/$ - £0.93/$	Jan. 2025 - Sep. 2027	(141)
	Net investment hedges	A$	261	A$1.47/$ - A$1.62/$	Mar. 2025 - Dec. 2027	10
	Net investment hedges	C¥	—	C¥6.59/$ - C¥6.77/$	Mar. 2025 - Mar. 2025	(2)
	Net investment hedges	R$	2,176	R$5.14/$ - R$7.94/$	Jan. 2025 - Nov. 2027	7
	Net investment hedges	₩	683,800	₩1,214.55/$ - ₩1,430.00/$	Jan. 2025 - Nov. 2027	46
	Net investment hedges	Rs	59,488	Rs84.89/$ - Rs91.84/$	Feb. 2025 - Nov. 2027	(3)
	Net investment hedges		£294	£0.83/€ - £0.87/€	Jan. 2025 - Jul. 2025	15
	Net investment hedges	C$	318	C$1.34/$ - C$1.42/$	Jan. 2025 - Mar. 2027	—
	Net investment hedges	AED	41	AED3.67/$	May. 2025	—
	Net investment hedges	CNH	2,797	CNH6.49/$ - CNH7.24/$	Jan. 2025 - Feb. 2027	20
	Net investment hedges		¥18,866	¥137.02/$ - ¥137.4/$	Jun. 2027 - Dec. 2027	5
	Cross currency swaps of C$ LIBOR debt	C$	1,900	C$1.25/$ - C$1.34/$	Aug. 2025 - Feb. 2028	(106)

For the three and six months ended June 30, 2025 and 2024, the amount of hedge ineffectiveness recorded in earnings in connection with the partnership’s foreign currency hedging activities was not significant.

Other Derivatives
The following table presents details of the partnership’s other derivatives, not designated as hedges for accounting purposes, that have been entered into to manage financial risks as of June 30, 2025 and December 31, 2024:

(US$ Millions)	Derivative type	Notional	Rates	Maturity dates	Fair value
Jun. 30, 2025	Interest rate caps	$7,702	1.0% - 6.3%	Jul. 2025 - Jan. 2028	$3
	Interest rate swaps on forecasted fixed rate debt	75	5.3%	Jun. 2028 - Jun. 2030	(17)
	Interest rate swaps of US$ debt	—	3.3% - 3.6%	Mar. 2026 - Mar. 2028	—
Dec. 31, 2024	Interest rate caps	$10,007	1.0% - 5.7%	Jan. 2025 - Jan. 2028	$(9)
	Interest rate swaps on forecasted fixed rate debt	75	5.3%	Jun. 2028 - Jun. 2030	(18)
	Interest rate swaps of US$ debt	63	3.3% - 4.1%	Apr. 2025 - Mar. 2028	—
b)Measurement and classification of financial instruments

Classification and Measurement
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the interim condensed consolidated financial statements:

		Jun. 30, 2025		Dec. 31, 2024
(US$ Millions)	Classification and measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Loans and notes receivable	Amortized cost	$668	$668	$924	$924
Other non-current assets
Securities - FVTPL	FVTPL	3,511	3,511	3,416	3,416
Derivative assets	FVTOCI/FVTPL	76	76	100	100
Accounts receivable	Amortized cost	90	90	9	9
Securities - FVTOCI	FVTOCI	20	20	27	27
Other marketable securities	Amortized cost	29	29	28	28
Restricted cash	Amortized cost	343	343	378	378
Current assets
Securities - FVTOCI	FVTOCI	12	12	11	11
Derivative assets	FVTOCI/FVTPL	107	107	265	265
Accounts receivable(1)	Amortized cost	825	825	788	788
Restricted cash	Amortized cost	317	317	350	350
Cash and cash equivalents(2)	Amortized cost	1,706	1,706	2,253	2,253
Total financial assets		$7,704	$7,704	$8,549	$8,549
Financial liabilities
Debt obligations(3)	Amortized cost	$47,993	$48,080	$51,499	$51,429
Capital securities	Amortized cost	1,307	1,307	2,690	2,690
Capital securities - fund subsidiaries	FVTPL	89	89	139	139
Other non-current liabilities
Loan payable	FVTPL	9	9	16	16
Accounts payable	Amortized cost	545	545	601	601
Derivative liabilities	FVTOCI/FVTPL	168	168	115	115
Accounts payable and other liabilities
Accounts payable and other(4)	Amortized cost	2,287	2,287	2,442	2,442
Loans and notes payable	Amortized cost	2,699	2,699	2,765	2,765
Derivative liabilities	FVTOCI/FVTPL	465	465	356	356
Total financial liabilities		$55,562	$55,649	$60,623	$60,553
(1)Includes other receivables associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $72 million and $58 million as of June 30, 2025 and December 31, 2024, respectively.
(2)Includes cash and cash equivalents associated with assets classified as held for sale on the condensed consolidated balance sheets in the amount of $3 million and $45 million as of June 30, 2025 and December 31, 2024, respectively.
(3)Includes debt obligations associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of nil and $816 million as of June 30, 2025 and December 31, 2024, respectively.
(4)Includes accounts payable and other liabilities associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $53 million and $82 million as of June 30, 2025 and December 31, 2024, respectively.
Fair Value Hierarchy
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). Fair value measurement establishes a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Quoted market prices (unadjusted) in active markets represent a Level 1 valuation. When quoted market prices in active markets are not available, the partnership maximizes the use of observable inputs within valuation models. When all significant inputs are observable, either directly or indirectly, the valuation is classified as Level 2. Valuations that require the significant use of unobservable inputs are considered Level 3, which reflect the partnership’s market assumptions and are noted below. This hierarchy requires the use of observable market data when available.
The following table outlines financial assets and liabilities measured at fair value in the consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Jun. 30, 2025				Dec. 31, 2024
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Securities - FVTPL	$48	$947	$2,516	$3,511	$42	$904	$2,470	$3,416
Securities - FVTOCI	—	—	32	32	—	—	38	38
Derivative assets	—	183	—	183	—	365	—	365
Total financial assets	$48	$1,130	$2,548	$3,726	$42	$1,269	$2,508	$3,819

Financial liabilities
Capital securities - fund subsidiaries	$—	$—	$89	$89	$—	$—	$139	$139
Derivative liabilities	—	633	—	633	—	471	—	471
Loan payable	—	9	—	9	—	16	—	16
Total financial liabilities	$—	$642	$89	$731	$—	$487	$139	$626

The following table presents the change in the balance of financial assets and financial liabilities accounted for at fair value categorized as Level 3 as of June 30, 2025 and December 31, 2024:

	Jun. 30, 2025		Dec. 31, 2024
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of period	$2,508	$139	$2,987	$189
Acquisitions	174	—	288	1
Dispositions	(50)	(4)	(100)	—
Fair value losses, net and OCI	(84)	(46)	(159)	(61)
Reclassification of BSREP IV investments to assets held for sale	—	—	(52)	—
Other	—	—	(456)	10
Balance, end of period	$2,548	$89	$2,508	$139